Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Marketable Securities Explanatory [Abstract]
Gains (losses) from marketable securities	$ (96)	$ 126	$ (35)